Cover Page	Oct. 25, 2021	Aug. 18, 2021
Document Information [Line Items]
Amendment Flag		false
Entity Registrant Name		XCEL ENERGY INC
Entity Central Index Key		0000072903
Entity Incorporation, State or Country Code	MN	MN
Document Type	8-K
Document Period End Date		Oct. 25, 2021
Entity File Number	001-3034
Entity Address, Address Line One	414 Nicollet Mall
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55401
City Area Code	612
Local Phone Number	330-5500
Entity Tax Identification Number	41-0448030
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $2.50 par value
Trading Symbol	XEL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false